UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             April 24, 2007

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     101
Form 13F Information Table Value Total:     511327
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      452  5913.00 SH       SOLE                  5913.00
Abbott Laboratories            COM              002824100     3866 69292.00 SH       SOLE                 69292.00
Alliance Data Sys Corp         COM              018581108     9366 152000.00SH       SOLE                152000.00
American Intn'l Group          COM              026874107      315  4684.00 SH       SOLE                  4684.00
Ametek Inc                     COM              031100100    13519 391410.00SH       SOLE                391410.00
Amphenol Corp Cl A             COM              032095101     6433 99625.00 SH       SOLE                 99625.00
Aptargroup Inc                 COM              038336103    19075 285006.00SH       SOLE                285006.00
BP plc - Sponsored Adr         COM              055622104      442  6824.00 SH       SOLE                  6824.00
Baldor Electric                COM              057741100     6148 162899.00SH       SOLE                162899.00
Bank Of America Corp           COM              060505104      836 16376.00 SH       SOLE                 16376.00
Beckman Coulter Inc            COM              075811109    10238 160250.00SH       SOLE                160250.00
Becton, Dickinson & Co         COM              075887109     1109 14425.00 SH       SOLE                 14425.00
Bed Bath & Beyond Inc          COM              075896100     9284 231127.00SH       SOLE                231127.00
Biomet, Inc                    COM              090613100     7949 187079.00SH       SOLE                187079.00
Burlington Northern Santa Fe C COM              12189T104      201  2500.00 SH       SOLE                  2500.00
C R Bard                       COM              067383109    16482 207300.00SH       SOLE                207300.00
C.H. Robinson Worldwide        COM              12541w209     9401 195650.00SH       SOLE                195650.00
CDW Corporation                COM              12512N105     5424 88300.00 SH       SOLE                 88300.00
Capital One Financial Corp     COM              14040H105     2330 30880.00 SH       SOLE                 30880.00
Charles River Labs             COM              159864107     3405 73600.00 SH       SOLE                 73600.00
Chevron Texaco Corp            COM              166764100     1917 25918.00 SH       SOLE                 25918.00
Cintas Corp                    COM              172908105     7394 204825.00SH       SOLE                204825.00
Cisco Systems Inc              COM              17275R102      321 12562.00 SH       SOLE                 12562.00
Citigroup Inc                  COM              172967101      561 10925.00 SH       SOLE                 10925.00
City National Corp             COM              178566105     1671 22700.00 SH       SOLE                 22700.00
Colgate-Palmolive Co           COM              194162103      250  3750.00 SH       SOLE                  3750.00
Comcast Corp Cl A Spl          COM              20030N200      267 10500.00 SH       SOLE                 10500.00
Compass Bancshares Inc         COM              20449H109    12353 179550.00SH       SOLE                179550.00
Costco Wholesale Corp          COM              22160K105     1711 31772.00 SH       SOLE                 31772.00
Danaher Corp                   COM              235851102    21676 303378.00SH       SOLE                303378.00
Dentsply International Inc     COM              249030107     8101 247350.00SH       SOLE                247350.00
Donaldson Co                   COM              257651109    19435 538366.00SH       SOLE                538366.00
Dun & Bradsreet Corp           COM              26483E100     9302 102000.00SH       SOLE                102000.00
E.W. Scripps Co Cl A           COM              811054204     4497 100650.00SH       SOLE                100650.00
East West Bancorp Inc          COM              27579R104     2173 59100.00 SH       SOLE                 59100.00
Edwards Lifesciences           COM              28176E108     6005 118450.00SH       SOLE                118450.00
Equifax Inc                    COM              294429105    10749 294900.00SH       SOLE                294900.00
Exxon Mobil Corp               COM              30231G102     3432 45492.00 SH       SOLE                 45492.00
Fastenal Co.                   COM              311900104     2688 76700.00 SH       SOLE                 76700.00
Fidelity National Information  COM              31620M106    11731 258050.75SH       SOLE                258050.75
Fifth Third Bancorp            COM              316773100     1167 30165.00 SH       SOLE                 30165.00
First Data Corp                COM              319963104    12343 458836.00SH       SOLE                458836.00
Fiserv, Inc                    COM              337738108    17971 338690.00SH       SOLE                338690.00
General Electric Co            COM              369604103     5106 144406.00SH       SOLE                144406.00
Genlyte Group Inc              COM              372302109      612  8671.00 SH       SOLE                  8671.00
Global Payments Inc.           COM              37940X102     4280 125650.00SH       SOLE                125650.00
Henry Schein Inc               COM              806407102    10171 184325.00SH       SOLE                184325.00
Hewlett-Packard Co             COM              428236103      224  5578.00 SH       SOLE                  5578.00
Honeywell Intn'l Inc           COM              438516106      590 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     9999 244466.00SH       SOLE                244466.00
ITT Corporation                COM              450911102    12409 205725.00SH       SOLE                205725.00
Idex Corp                      COM              45167R104    18521 364023.00SH       SOLE                364023.00
Int'l Business Machines        COM              459200101     1394 14788.00 SH       SOLE                 14788.00
Intel Corp                     COM              458140100      421 22013.39 SH       SOLE                 22013.39
Interline Brands Inc           COM              458743101     3411 155600.00SH       SOLE                155600.00
J P Morgan Chase & Co          COM              46625H100      338  6984.00 SH       SOLE                  6984.00
Johnson & Johnson              COM              478160104     1407 23342.00 SH       SOLE                 23342.00
Landstar System Inc            COM              515098101     1407 30700.00 SH       SOLE                 30700.00
M & T Bank Corp                COM              55261F104     7500 64750.00 SH       SOLE                 64750.00
MSC Industrial Direct Co Cl A  COM              553530106    10026 214775.00SH       SOLE                214775.00
Marshall & Ilsley Corp         COM              571834100     9078 196025.00SH       SOLE                196025.00
Merck & Co                     COM              589331107      204  4628.00 SH       SOLE                  4628.00
Micron Technology              COM              595112103      357 29513.00 SH       SOLE                 29513.00
Microsoft Corp                 COM              594918104      360 12902.00 SH       SOLE                 12902.00
National City Corp             COM              635405103     2423 65050.00 SH       SOLE                 65050.00
New York Community Bancorp     COM              649445103      243 13833.00 SH       SOLE                 13833.00
Nordstrom Inc.                 COM              655664100      265  5000.00 SH       SOLE                  5000.00
PNC Financial Serv. Grp.       COM              693475105     3426 47605.00 SH       SOLE                 47605.00
Pactiv Corp                    COM              695257105     5645 167310.00SH       SOLE                167310.00
Patterson Companies Inc        COM              703395103      218  6150.00 SH       SOLE                  6150.00
Pentair Inc                    COM              709631105     5141 165000.00SH       SOLE                165000.00
PepsiCo, Inc                   COM              713448108      362  5700.00 SH       SOLE                  5700.00
PerkinElmer, Inc               COM              714046109     1359 56100.00 SH       SOLE                 56100.00
Pfizer Inc                     COM              717081103      588 23276.00 SH       SOLE                 23276.00
Pharmaceutical Product Devel   COM              717124101     1124 33350.00 SH       SOLE                 33350.00
Proctor & Gamble Co            COM              742718109      369  5840.00 SH       SOLE                  5840.00
Quest Diagnostics Inc          COM              74834L100    11067 221922.00SH       SOLE                221922.00
Robert Half Int'l Inc          COM              770323103     2981 80550.00 SH       SOLE                 80550.00
Rockwell Collins, Inc          COM              774341101     8411 125675.00SH       SOLE                125675.00
Royal Dutch Shell PLC-ADR A    COM              780259206      400  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     8587 271752.00SH       SOLE                271752.00
Stryker Corp                   COM              863667101      239  3600.00 SH       SOLE                  3600.00
Teleflex Inc                   COM              879369106     5473 80400.00 SH       SOLE                 80400.00
Texas Instruments              COM              882508104      352 11700.00 SH       SOLE                 11700.00
Thermo Fisher Scientific Inc   COM              883556102     7987 170850.00SH       SOLE                170850.00
U.S. Bancorp                   COM              902973304     6051 173024.86SH       SOLE                173024.86
UCBH Holdings Inc.             COM              90262T308     3056 164100.00SH       SOLE                164100.00
United Technologies Corp       COM              913017109     2716 41790.00 SH       SOLE                 41790.00
Varian Medical Systems         COM              92220P105     4325 90700.00 SH       SOLE                 90700.00
W R Berkley Corp               COM              084423102     1464 44200.00 SH       SOLE                 44200.00
Washington Mutual Inc          COM              939322103      275  6804.00 SH       SOLE                  6804.00
Waters Corp                    COM              941848103     7102 122447.00SH       SOLE                122447.00
Wells Fargo & Co.              COM              949746101     3492 101412.00SH       SOLE                101412.00
Westamerica Bancorp            COM              957090103     6448 133850.00SH       SOLE                133850.00
Western Union Co               COM              959802109     9004 410223.00SH       SOLE                410223.00
Zimmer Holdings Inc            COM              98956P102      252  2950.00 SH       SOLE                  2950.00
Zions Bancorporation           COM              989701107    16995 201082.00SH       SOLE                201082.00
Franklin Oregon Tax Free Incom COM              354723785      272 22958.4570SH      SOLE               22958.4570
Lord Abbett Affiliated Fund Cl COM              544001100      577 37656.7420SH      SOLE               37656.7420
Prudent Bear Fund              COM              744294109       70 11998.0850SH      SOLE               11998.0850
Vanguard 500 Index Fund        COM              922908108      760 5810.7490SH       SOLE                5810.7490